Net Loss Per Share (Details) - shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Net Loss Per Share [Abstract]
Anti-dilutive shares	72,243,992	50,716,451	50,716,451